Related Party Transactions (Compensation to Key Management Personnel) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Total	$ 7	$ 44
Salaries and other short-term benefits	10	13
Share-based compensation	(7)	18
Post-employment benefits	2	3
Termination benefits	$ 2	$ 10